Compulsory and other deposits at central banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Compulsory And Other Deposits At Central Banks
Compulsory deposits (i)	$ 3,833,670	$ 3,342,894
Reserve at central bank - Instant payments (ii)	2,909,666	2,953,515
Reserve at central bank - Electronic money (iii)		1,151,074
Total	$ 6,743,336	$ 7,447,483